Portfolio of Investments (unaudited)

As of September 30, 2020

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—109.5%
COMMON STOCKS —96.3%
AUSTRALIA—1.2%
218,900	BHP Group PLC	Metals & Mining— 1.2%	$4,686,270
BRAZIL—6.5%
1,133,100	Ambev SA	Beverages— 0.7%	2,530,151
257,300	B3 SA - Brasil Bolsa Balcao	Capital Markets— 0.7%	2,520,357
1,297,450	Banco Bradesco SA	Banks— 1.1%	4,163,188
3,600	MercadoLibre, Inc. (a)	Internet & Direct Marketing Retail— 1.0%	3,896,928
508,800	Telefonica Brasil SA	Diversified Telecommunication Services— 1.0%	3,996,362
743,095	Vale SA, ADR	Metals & Mining— 2.0%	7,861,945
			24,968,931
CHILE—1.7%
225,600	Banco Santander Chile, ADR	Banks— 0.8%	3,126,816
948,900	Enel Chile SA, ADR	Electric Utilities— 0.9%	3,264,216
			6,391,032
CHINA—31.4%
1,968,500	China Merchants Bank Co. Ltd., H Shares	Banks— 2.4%	9,341,347
1,418,700	China Mobile Ltd.	Wireless Telecommunication Services— 2.4%	9,107,037
982,000	China Resources Gas Group Ltd.	Gas Utilities— 1.2%	4,409,116
2,925,500	China Resources Land Ltd.	Real Estate Management & Development— 3.5%	13,342,691
1,307,000	China Vanke Co. Ltd., H Shares	Real Estate Management & Development— 1.0%	4,017,540
6,487,000	CNOOC Ltd.	Oil, Gas & Consumable Fuels— 1.6%	6,239,704
509,886	Midea Group Co. Ltd., A Shares (Stock Connect) (b)	Household Durables— 1.4%	5,464,867
1,432,280	NARI Technology Co. Ltd., A Shares (Stock Connect) (b)	Electrical Equipment— 1.1%	4,164,084
1,095,500	Ping An Insurance Group Co. of China Ltd., H Shares	Insurance— 3.0%	11,372,219
22,700	Prosus NV (a)	Internet & Direct Marketing Retail— 0.5%	2,095,269
2,537,135	SAIC Motor Corp. Ltd., A Shares (Stock Connect) (b)	Automobiles— 1.9%	7,150,493
345,000	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods— 1.5%	5,874,963
527,100	Tencent Holdings Ltd.	Interactive Media & Services— 9.2%	35,602,111
52,104	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure— 0.7%	2,758,907
			120,940,348
HONG KONG—7.1%
418,000	AIA Group Ltd.	Insurance— 1.1%	4,154,959
8,822,000	Convenience Retail Asia Ltd.	Food & Staples Retailing— 1.2%	4,561,648
2,803,000	Hang Lung Properties Ltd.	Real Estate Management & Development— 1.8%	7,143,626

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of September 30, 2020

176,432	Hong Kong Exchanges & Clearing Ltd.	Capital Markets— 2.2%	$8,305,266
19,515,000	Pacific Basin Shipping Ltd.	Marine— 0.8%	3,006,298
			27,171,797
INDIA—11.7%
1,414,199	Bharti Infratel Ltd.	Diversified Telecommunication Services— 0.9%	3,347,949
124,000	Hindustan Unilever Ltd.	Household Products— 0.9%	3,479,258
328,100	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance— 2.0%	7,745,346
540,000	Infosys Ltd.	Information Technology Services— 1.9%	7,408,511
292,600	Infosys Ltd., ADR	Information Technology Services— 1.1%	4,040,806
3,203,000	ITC Ltd.	Tobacco— 1.9%	7,493,646
2,480,000	Power Grid Corp. of India Ltd.	Electric Utilities— 1.4%	5,474,488
179,600	Tata Consultancy Services Ltd.	Information Technology Services— 1.6%	6,053,628
			45,043,632
INDONESIA—2.4%
17,627,000	Bank Rakyat Indonesia Persero Tbk PT	Banks— 0.9%	3,616,254
1,770,200	Mandom Indonesia Tbk PT	Personal Products— 0.2%	749,480
38,109,800	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 0.4%	1,613,520
19,211,800	Telekomunikasi Indonesia Persero Tbk PT	Diversified Telecommunication Services— 0.9%	3,317,181
			9,296,435
KENYA—1.0%
13,543,600	Safaricom PLC	Wireless Telecommunication Services— 1.0%	3,727,542
MACAU—2.0%
2,039,200	Sands China Ltd.	Hotels, Restaurants & Leisure— 2.0%	7,904,370
MALAYSIA—0.8%
653,000	Heineken Malaysia Bhd	Beverages— 0.8%	3,254,987
MEXICO—2.4%
107,557	Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	Transportation Infrastructure— 1.0%	3,953,796
1,518,797	Grupo Financiero Banorte SAB de CV, Class O (a)	Banks— 1.4%	5,247,084
			9,200,880
ROMANIA—0.6%
711,100	BRD-Groupe Societe Generale SA (a)	Banks— 0.6%	2,220,796
RUSSIA—5.5%
485,400	Globaltrans Investment PLC	Road & Rail— 0.8%	2,960,940
136,510	LUKOIL PJSC	Oil, Gas & Consumable Fuels— 2.0%	7,887,672
2,429,800	Moscow Exchange MICEX-RTS PJSC	Capital Markets— 1.2%	4,579,989
1,991,150	Sberbank of Russia PJSC (a)	Banks— 1.5%	5,836,221
			21,264,822
SOUTH AFRICA—3.0%
1,559,400	FirstRand Ltd.	Diversified Financial Services— 1.0%	3,826,571

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of September 30, 2020

44,400		Naspers Ltd., N Shares	Internet & Direct Marketing Retail— 2.0%	$7,842,098
				11,668,669
TAIWAN—12.7%
266,000		Accton Technology Corp.	Communications Equipment— 0.5%	2,057,957
520,000		Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment— 1.8%	6,957,754
1,954,000		Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services— 1.7%	6,530,833
2,215,000		Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment— 8.7%	33,322,607
				48,869,151
THAILAND—4.4%
4,101,400		Hana Microelectronics PCL, Foreign Shares	Electronic Equipment Instruments & Components— 1.5%	5,658,965
2,522,600		Intouch Holdings PCL	Wireless Telecommunication Services— 1.0%	4,094,702
14,433,400		Land & Houses PCL, Foreign Shares	Real Estate Management & Development— 0.8%	3,110,687
7,947,300		Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	Equity Real Estate Investment Trusts (REIT)— 1.1%	4,192,110
				17,056,464
TURKEY—0.9%
3,068,381		Enerjisa Enerji AS (c)	Electric Utilities— 0.9%	3,544,069
UNITED KINGDOM—1.0%
485,527		M.P. Evans Group PLC	Food Products— 1.0%	3,821,646
	Total Common Stocks			371,031,841
PREFERRED STOCKS—12.8%
BRAZIL—1.5%
3,583,120		Itausa - Investimentos Itau SA	Banks— 1.5%	5,614,675
SOUTH KOREA —11.3%
35,056		LG Chem Ltd.	Chemicals— 2.5%	9,573,140
736,593		Samsung Electronics Co. Ltd., GDR	Technology Hardware, Storage & Peripherals— 8.2%	31,703,687
2,200		Samsung Electronics Co. Ltd., Pref GDR	Technology Hardware, Storage & Peripherals— 0.6%	2,415,600
				43,692,427
	Total Preferred Stocks			49,307,102
PRIVATE EQUITY—0.4%
GLOBAL—0.0%*
11,723,413	(d)	Emerging Markets Ventures I, L.P. (a)(e)(f)(g)(h)(i)	Private Equity— —%	75,968
ISRAEL—0.4%
1,250,001	(d)	ABS GE Capital Giza Fund, L.P. (a)(e)(f)(g)(i)(j)	Private Equity— —%	21,988
3,349,175	(d)	BPA Israel Ventures, LLC (a)(e)(f)(g)(h)(i)(j)	Private Equity— —%	162,234

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of September 30, 2020

250,440	(d)	Delta Fund I, L.P. (a)(e)(f)(g)(i)	Private Equity— —%	$726
108,960		Exent Technologies Ltd. Preferred A1 Shares (a)(e)(f)(g)(i)(k)	Private Equity— —%	—
93,456		Exent Technologies Ltd. Preferred C Shares (a)(e)(f)(g)(i)(k)	Private Equity— —%	—
23,574		Exent Technologies Ltd. Warrants A1 (a)(e)(f)(g)(i)(k)	Private Equity— —%	—
70,284		Flash Networks Ltd. Ordinary Shares (a)(e)(f)(g)(i)(k)	Private Equity— —%	—
18		Flash Networks Ltd. Series C Preferred (a)(e)(f)(i)(k)(l)	Private Equity— —%	—
34,896		Flash Networks Ltd. Series C-1 Preferred (a)(e)(f)(i)(k)(l)	Private Equity— —%	—
20,289		Flash Networks Ltd. Series D Preferred (a)(e)(f)(i)(k)(l)	Private Equity— —%	—
14,928		Flash Networks Ltd. Series E Preferred (a)(e)(f)(i)(k)(l)	Private Equity— —%	—
33		Flash Networks Ltd. Warrants C (a)(e)(f)(i)(k)(l)	Private Equity— —%	—
78		Flash Networks Ltd. Warrants Ordinary (a)(e)(f)(i)(k)(l)	Private Equity— —%	—
4,000,000	(d)	Giza GE Venture Fund III, L.P. (a)(e)(f)(g)(i)(j)(m)	Private Equity— —%	20,720
1,522,368	(d)	Neurone Ventures II, L.P. (a)(e)(f)(g)(i)(j)(m)	Private Equity— 0.2%	613,271
2,400,000		Telesoft Partners II QP, L.P. (a)(e)(g)(i)(j)	Private Equity— 0.2%	600,480
				1,419,419
	Total Private Equity			1,495,387
	Total Long-Term Investments—109.5% (cost $440,942,684)			421,834,330

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—1.1%
UNITED STATES—1.1%
4,080,518	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(n)	4,080,518
	Total Short-Term Investment—1.1% (cost $4,080,518)	4,080,518
	Total Investments—110.6% (cost $445,023,202)	425,914,848
	Liabilities in Excess of Other Assets—(10.6)%	(40,678,101)
	Net Assets—100.0%	$385,236,747

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Represents contributed capital.
(e)	Illiquid security.
(f)	Considered in liquidation by the Fund’s Adviser.
(g)	Restricted security, not readily marketable.
(h)	As of September 30, 2020, the aggregate amount of open commitments for the Fund is $2,627,412.
(i)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(j)	Fund of Fund investment.
(k)	Direct investment.
(l)	Restricted security, not readily marketable.
(m)	Considered active investments by the Fund’s Adviser.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2020.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.4% of the net assets of the Fund as of September 30, 2020. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.